(LOSS) INCOME PER SHARE (Tables)	12 Months Ended
Dec. 31, 2024
(LOSS) INCOME PER SHARE
Schedule of loss per share calculation

Loss per share is calculated as follows:

	For the year	For the year	For the year	For the year
	ended December	ended December	ended December	ended December
	31, 2022	31, 2023	31, 2024	31, 2024
	RMB	RMB	RMB	US$
			(in thousands)	(Note 3)
Numerator:

Loss from continuing operations	(693,406)	(144,277)	(73,642)	(10,089)
Gain (loss) from discontinued operations, net	(286,086)	156,853	—	—
Net loss attributable to noncontrolling interest	(4,633)	(7,427)	(218)	(30)
Net (loss) income attributable to shareholders of ordinary shares	(974,859)	20,003	(73,424)	(10,059)

Denominator:

Denominator for basic and diluted (loss) income per share – weighted-average shares outstanding	720,237	1,010,895	1,403,166	1,403,166

Net (loss) income attributable to shareholders of ordinary shares per share
- Continuing operations – basic and diluted	(0.96)	(0.14)	(0.05)	(0.01)
- Discontinued operations – basic and diluted	(0.40)	0.16	—	—
- Total – basic and diluted	(1.36)	0.02	(0.05)	(0.01)